Fair Value Measurements - Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	¥ 403,383	¥ 323,366
Net income (loss)	163,035	(3,439)
Other comprehensive income (loss)	72,014	13,822
Purchases and issuances	58,894	164,927
Sales and settlements	(5,720)	(10,031)
Transfer from Level 3	(2,760)	(61,008)
Others	(22,306)	(24,254)
Balance at end of year	666,540	403,383
Unrealized gains or losses included in profit or loss on assets held at March 31	163,038	(3,322)
Total	163,038	(3,322)
Public and corporate bonds [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	32,931	34,910
Net income (loss)	980	(932)
Purchases and issuances	316	7,284
Sales and settlements	(5,223)	(8,770)
Transfer from Level 3	(2,760)
Others	1,380	439
Balance at end of year	27,623	32,931
Unrealized gains or losses included in profit or loss on assets held at March 31	983	(815)
Total	983	(815)
Stocks [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	370,452	288,380
Net income (loss)	162,055	(2,507)
Other comprehensive income (loss)	72,014	13,822
Purchases and issuances	58,578	157,643
Sales and settlements	(497)	(1,184)
Transfer from Level 3		(61,008)
Others	(23,686)	(24,693)
Balance at end of year	638,917	370,452
Unrealized gains or losses included in profit or loss on assets held at March 31	162,055	(2,507)
Total	¥ 162,055	(2,507)
Derivative financial instruments [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year		77
Sales and settlements		¥ (77)